List of Material Subsidiaries	12 Months Ended
Mar. 31, 2023
Disclosure of subsidiaries [abstract]
List of Material Subsidiaries
38)
LIST OF MATERIAL SUBSIDIARIES

S. No.	Name of entity	Place of Incorporation	Ownership interest as at March 31, 2022	Ownership interest as at March 31, 2023
1	MakeMyTrip (India) Private Limited	India	100%	100%
2	Ibibo Group Holdings (Singapore) Pte. Ltd.	Singapore	100%	100%
3	Redbus India Private Limited (formerly ibibo Group Private Limited)	India	100%	100%
4	Quest 2 Travel.com India Private Limited	India	67.33%	83.66%